UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Shares	Value
Investment Companies—99.7%[1]
Alternative Funds—10.9%
Oppenheimer Fundamental Alternatives Fund, Cl. I	922,585	$25,186,570
Oppenheimer Gold & Special Minerals Fund, Cl. I	666,346	10,261,728
Oppenheimer Master Event-Linked Bond Fund, LLC	989,681	15,332,500
Oppenheimer Real Estate Fund, Cl. I	665,080	15,622,727
		66,403,525
Domestic Equity Funds—20.6%
Oppenheimer Capital Appreciation Fund, Cl. I	801,152	50,544,686
Oppenheimer Main Street Mid Cap Fund, Cl. I	327,772	9,449,662
Oppenheimer Main Street Small Cap Fund, Cl. I	614,646	9,336,469
Oppenheimer Value Fund, Cl. I	1,494,197	56,286,417
		125,617,234
Domestic Fixed Income Funds—50.9%
Oppenheimer Limited-Term Government Fund, Cl. I	16,572,086	71,757,133
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,796,887	45,716,864
Oppenheimer Master Loan Fund, LLC	2,097,887	35,975,282
Oppenheimer Total Return Bond Fund, Cl. I	23,594,067	156,192,724
		309,642,003
Foreign Equity Funds—4.9%
Oppenheimer Developing Markets Fund, Cl. I	108,032	4,718,857
Oppenheimer International Equity Fund, Cl. I	442,227	9,755,526
Oppenheimer International Growth Fund, Cl. I	263,418	11,506,081
Oppenheimer International Small-Mid Company Fund, Cl. I	79,067	4,028,453
		30,008,917
Foreign Fixed Income Fund—11.2%
Oppenheimer International Bond Fund, Cl. I	11,574,788	68,175,502
Money Market Fund—1.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.67%,2	7,447,667	7,447,667

Total Investments, at Value (Cost $589,418,763)	99.7%	607,294,848
Net Other Assets (Liabilities)	0.3	1,562,299
Net Assets	100.0%	$608,857,147

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Capital Appreciation Fund, Cl. I	1,068,074	2,995	269,917	801,152
Oppenheimer Developing Markets Fund, Cl. I	110,827	881	3,676	108,032
Oppenheimer Fundamental Alternatives Fund, Cl. I	485,515	467,333	30,263	922,585
Oppenheimer Global Multi Strategies Fund, Cl. I	1,155,713	630	1,156,343	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	610,836	330,713	275,203	666,346

1      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	199,526	23,214,136	15,965,995	7,447,667
Oppenheimer International Bond Fund, Cl. I	11,588,336	420,052	433,600	11,574,788
Oppenheimer International Equity Fund, Cl. I	490,134	1,626	49,533	442,227
Oppenheimer International Growth Fund, Cl. I	274,637	6,564	17,783	263,418
Oppenheimer International Small-Mid Company Fund, Cl. I	81,335	256	2,524	79,067
Oppenheimer Limited-Term Government Fund, Cl. I	15,119,183	1,991,354	538,451	16,572,086
Oppenheimer Main Street Mid Cap Fund, Cl. I	423,476	1,262	96,966	327,772
Oppenheimer Main Street Small Cap Fund, Cl. I	735,252	2,356	122,962	614,646
Oppenheimer Master Event-Linked Bond Fund, LLC	—	1,004,382	14,701	989,681
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,517,926	404,146	125,185	3,796,887
Oppenheimer Master Loan Fund, LLC	1,883,024	452,705	237,842	2,097,887
Oppenheimer Real Estate Fund, Cl. I	793,943	113,581	242,444	665,080
Oppenheimer Total Return Bond Fund, Cl. I	22,817,338	1,557,296	780,567	23,594,067
Oppenheimer Value Fund, Cl. I	1,833,645	12,186	351,634	1,494,197

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$50,544,686	$—	$6,521,311	$(11,066,197)
Oppenheimer Developing Markets Fund, Cl. I	4,718,857	—	59,837	(363,840)
Oppenheimer Fundamental Alternatives Fund, Cl. I	25,186,570	—	6,205	(502,263)
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—	(4,129,984)	3,647,259
Oppenheimer Gold & Special Minerals Fund, Cl. I	10,261,728	—	(34,184)	(594,064)
Oppenheimer Institutional Government Money Market Fund, Cl. E	7,447,667	19,741	—	—
Oppenheimer International Bond Fund, Cl. I	68,175,502	787,481	211,107	(2,611,513)
Oppenheimer International Equity Fund, Cl. I	9,755,526	—	391,922	(1,056,976)
Oppenheimer International Growth Fund, Cl. I	11,506,081	—	377,998	(992,396)

2      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer International Small-Mid Company Fund, Cl. I	$4,028,453	$—		$81,061	$ (207,968)
Oppenheimer Limited-Term Government Fund, Cl. I	71,757,133	338,376		(26,081)	(282,012)
Oppenheimer Main Street Mid Cap Fund, Cl. I	9,449,662	—		1,049,674	(1,377,084)
Oppenheimer Main Street Small Cap Fund, Cl. I	9,336,469	—		399,345	(613,880)
Oppenheimer Master Event-Linked Bond Fund, LLC	15,332,500	125,577	[a]	(31,079)[a]	(163,622)[a]
Oppenheimer Master Inflation Protected Securities Fund, LLC	45,716,864	445,530	[b]	14,070 [b]	(487,106)[b]
Oppenheimer Master Loan Fund, LLC	35,975,282	471,045	[c]	(932,751)[c]	(194,054)[c]
Oppenheimer Real Estate Fund, Cl. I	15,622,727	20,310		2,427,315	(2,905,674)
Oppenheimer Total Return Bond Fund, Cl. I	156,192,724	1,288,931		148,166	(3,802,186)
Oppenheimer Value Fund, Cl. I	56,286,417	247,945		6,787,456	(10,568,255)

Total	$607,294,848	$3,744,936		$13,321,388	$ (34,141,831)

a. Represents the amount allocated to the Fund from Oppenheimer Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

4      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

2. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$510,270,202	$97,024,646	$—	$607,294,848

Total Assets	$510,270,202	$97,024,646	$—	$607,294,848

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a

5      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Total Return Bond Fund, accounted for 25.7% of the Fund’s net assets. Additional information on Oppenheimer Total Return Bond Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation

Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses

6      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

3. Investments and Risks (Continued)

in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 2.6% of Master Loan, 4.1% of Master Event-Linked Bond and 26.8% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7      OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—5.8%
Oppenheimer Fundamental Alternatives Fund, Cl. I	1,315,480	$35,912,591
Oppenheimer Gold & Special Minerals Fund, Cl. I	944,734	14,548,902
Oppenheimer Master Event-Linked Bond Fund, LLC	1,399,348	21,679,221
Oppenheimer Real Estate Fund, Cl. I	944,619	22,189,111

		94,329,825
Domestic Equity Funds—39.8%
Oppenheimer Capital Appreciation Fund, Cl. I	4,142,006	261,319,174
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,694,696	48,858,086
Oppenheimer Main Street Small Cap Fund, Cl. I	3,187,647	48,420,353
Oppenheimer Value Fund, Cl. I	7,741,641	291,627,624

		650,225,237
Domestic Fixed Income Funds—29.7%
Oppenheimer Limited-Term Government Fund, Cl. I	26,224,079	113,550,263
Oppenheimer Master Inflation Protected Securities Fund, LLC	6,024,651	72,540,517
Oppenheimer Master Loan Fund, LLC	2,986,437	51,212,439
Oppenheimer Total Return Bond Fund, Cl. I	37,489,571	248,180,960

		485,484,179
Foreign Equity Funds—17.3%
Oppenheimer Developing Markets Fund, Cl. I	1,003,360	43,826,765
Oppenheimer International Equity Fund, Cl. I	4,243,472	93,610,996
Oppenheimer International Growth Fund, Cl. I	2,518,293	109,999,029
Oppenheimer International Small-Mid Company Fund, Cl. I	703,087	35,822,301

		283,259,091
Foreign Fixed Income Fund—6.6%
Oppenheimer International Bond Fund, Cl. I	18,397,139	108,359,152
Money Market Fund—0.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.67%[2]	11,747,617	11,747,617
Total Investments, at Value (Cost $1,333,202,376)	99.9%	1,633,405,101
Net Other Assets (Liabilities)	0.1	1,690,869

Net Assets	100.0%	$1,635,095,970

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Capital Appreciation Fund, Cl. I	5,106,160	12,251	976,405	4,142,006
Oppenheimer Developing Markets Fund, Cl. I	968,366	57,844	22,850	1,003,360
Oppenheimer Fundamental Alternatives Fund, Cl. I	587,747	756,284	28,551	1,315,480
Oppenheimer Global Multi Strategies Fund, Cl. I	1,401,676	379	1,402,055	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	736,866	440,288	232,420	944,734

1      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,606,449	32,636,388	22,495,220	11,747,617
Oppenheimer International Bond Fund, Cl. I	17,012,232	1,790,769	405,862	18,397,139
Oppenheimer International Equity Fund, Cl. I	4,275,433	148,439	180,400	4,243,472
Oppenheimer International Growth Fund, Cl. I	2,383,911	214,079	79,697	2,518,293
Oppenheimer International Small-Mid Company Fund, Cl. I	715,977	1,856	14,746	703,087
Oppenheimer Limited-Term Government Fund, Cl. I	22,247,133	4,550,662	573,716	26,224,079
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,983,854	5,120	294,278	1,694,696
Oppenheimer Main Street Small Cap Fund, Cl. I	3,563,180	9,686	385,219	3,187,647
Oppenheimer Master Event-Linked Bond Fund, LLC	—	1,414,914	15,566	1,399,348
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,179,639	978,005	132,993	6,024,651
Oppenheimer Master Loan Fund, LLC	2,769,703	774,908	558,174	2,986,437
Oppenheimer Real Estate Fund, Cl. I	976,792	161,598	193,771	944,619
Oppenheimer Total Return Bond Fund, Cl. I	33,673,455	4,641,152	825,036	37,489,571
Oppenheimer Value Fund, Cl. I	8,723,891	55,433	1,037,683	7,741,641
	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$261,319,174	$—	$1,201,338	$(23,158,035)
Oppenheimer Developing Markets Fund, Cl. I	43,826,765	—	4,046	(2,740,368)
Oppenheimer Fundamental Alternatives Fund, Cl. I	35,912,591	—	(6,862)	(681,531)
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—	(4,924,233)	4,339,405
Oppenheimer Gold & Special Minerals Fund, Cl. I	14,548,902	—	(6,337,728)	5,576,795
Oppenheimer Institutional Government Money Market Fund, Cl. E	11,747,617	41,400	—	—
Oppenheimer International Bond Fund, Cl. I	108,359,152	1,202,833	(20,532)	(3,700,336)
Oppenheimer International Equity Fund, Cl. I	93,610,996	—	(30,204)	(5,815,744)
Oppenheimer International Growth Fund, Cl. I	109,999,029	—	(20,335)	(5,454,777)

2      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer International Small-Mid Company Fund, Cl. I	$35,822,301	$—		$34,078	$(1,146,681)
Oppenheimer Limited-Term Government Fund, Cl. I	113,550,263	529,914		(210,771)	(287,350)
Oppenheimer Main Street Mid Cap Fund, Cl. I	48,858,086	—		(496,563)	(1,000,670)
Oppenheimer Main Street Small Cap Fund, Cl. I	48,420,353	—		381,242	(1,466,868)
Oppenheimer Master Event-Linked Bond Fund, LLC	21,679,221	177,522	[a]	(43,389)[a]	(233,157)[a]
Oppenheimer Master Inflation Protected Securities Fund, LLC	72,540,517	698,025	[b]	21,442 [b]	(745,264)[b]
Oppenheimer Master Loan Fund, LLC	51,212,439	691,986	[c]	21,019 [c]	(269,683)[c]
Oppenheimer Real Estate Fund, Cl. I	22,189,111	28,761		(831,082)	289,987
Oppenheimer Total Return Bond Fund, Cl. I	248,180,960	1,972,190		(1,954,905)	(3,555,102)
Oppenheimer Value Fund, Cl. I	291,627,624	1,230,953		2,570,493	(20,692,374)

Total	$1,633,405,101	$6,573,584		$(10,642,946)	$(60,741,753)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

4      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

2. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy. The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,487,972,924	$145,432,177	$—	$1,633,405,101

Total Assets	$1,487,972,924	$145,432,177	$—	$1,633,405,101

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

5      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.70% of Master Loan, 5.80% of Master Event-Linked Bond and 42.69% of Master Inflation Protected Securities at period end.

6      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7      OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—3.5%
Oppenheimer Fundamental Alternatives Fund, Cl. I	823,844	$22,490,938
Oppenheimer Gold & Special Minerals Fund, Cl. I	1,151,989	17,740,626
Oppenheimer Master Event-Linked Bond Fund, LLC	2,241,829	34,731,245
Oppenheimer Real Estate Fund, Cl. I	606,370	14,243,630
		89,206,439
Domestic Equity Funds—47.0%
Oppenheimer Capital Appreciation Fund, Cl. I	7,541,242	475,776,971
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,182,054	91,738,631
Oppenheimer Main Street Small Cap Fund, Cl. I	5,830,771	88,569,409
Oppenheimer Value Fund, Cl. I	14,092,575	530,867,308
		1,186,952,319
Domestic Fixed Income Funds—13.6%
Oppenheimer Limited-Term Government Fund, Cl. I	17,399,571	75,340,143
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,312,532	51,925,544
Oppenheimer Master Loan Fund, LLC	2,609,687	44,751,799
Oppenheimer Total Return Bond Fund, Cl. I	25,823,299	170,950,239
		342,967,725
Foreign Equity Funds—32.1%
Oppenheimer Developing Markets Fund, Cl. I	3,295,008	143,925,933
Oppenheimer International Equity Fund, Cl. I	12,039,144	265,583,520
Oppenheimer International Growth Fund, Cl. I	6,655,348	290,705,618
Oppenheimer International Small-Mid Company Fund, Cl. I	2,167,227	110,420,194
		810,635,265
Foreign Fixed Income Fund—3.5%
Oppenheimer International Bond Fund, Cl. I	14,839,073	87,402,137
Money Market Fund—0.3%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.67%[2]	7,752,761	7,752,761

Total Investments, at Value (Cost $1,967,483,056)	100.0%	2,524,916,646
Net Other Assets (Liabilities)	(0.0)	(209,767)
Net Assets	100.0%	$2,524,706,879

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Capital Appreciation Fund, Cl. I	9,005,104	32,113	1,495,975	7,541,242
Oppenheimer Developing Markets Fund, Cl. I	2,805,883	557,122	67,997	3,295,008
Oppenheimer Fundamental Alternatives Fund, Cl. I	363,572	476,078	15,806	823,844
Oppenheimer Global Multi Strategies Fund, Cl. I	870,291	756	871,047	—
Oppenheimer Gold & Special Minerals Fund, Cl. I	469,836	723,529	41,376	1,151,989

1      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,206,535	2,885,313	339,087	7,752,761
Oppenheimer International Bond Fund, Cl. I	12,724,854	2,418,974	304,755	14,839,073
Oppenheimer International Equity Fund, Cl. I	11,557,153	924,185	442,194	12,039,144
Oppenheimer International Growth Fund, Cl. I	6,211,070	661,303	217,025	6,655,348
Oppenheimer International Small- Mid Company Fund, Cl. I	2,049,178	161,024	42,975	2,167,227
Oppenheimer Limited-Term Government Fund, Cl. I	14,292,458	3,456,509	349,396	17,399,571
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,854,798	14,393	687,137	3,182,054
Oppenheimer Main Street Small Cap Fund, Cl. I	6,199,301	25,771	394,301	5,830,771
Oppenheimer Master Event-Linked Bond Fund, LLC	1,493,604	795,229	47,004	2,241,829
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,653,830	747,829	89,127	4,312,532
Oppenheimer Master Loan Fund, LLC	2,806,582	510,833	707,728	2,609,687
Oppenheimer Real Estate Fund, Cl. I	547,627	73,033	14,290	606,370
Oppenheimer Total Return Bond Fund, Cl. I	22,710,820	3,640,557	528,078	25,823,299
Oppenheimer Value Fund, Cl. I	15,013,184	132,526	1,053,135	14,092,575

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$475,776,971	$—	$38,142,704	$(76,437,740)
Oppenheimer Developing Markets Fund, Cl. I	143,925,933	—	1,655,011	(9,773,348)
Oppenheimer Fundamental Alternatives Fund, Cl. I	22,490,938	—	3,340	(428,303)
Oppenheimer Global Multi Strategies Fund, Cl. I	—	—	(3,092,029)	2,713,037
Oppenheimer Gold & Special Minerals Fund, Cl. I	17,740,626	—	23,837	(555,457)
Oppenheimer Institutional Government Money Market Fund, Cl. E	7,752,761	23,639	—	—
Oppenheimer International Bond Fund, Cl. I	87,402,137	945,358	107,337	(3,006,065)
Oppenheimer International Equity Fund, Cl. I	265,583,520	—	3,564,590	(19,512,565)
Oppenheimer International Growth Fund, Cl. I	290,705,618	—	5,780,575	(20,170,805)

2      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Oppenheimer International Small-Mid Company Fund, Cl. I	$110,420,194	$—		$1,320,280		$(4,374,641)
Oppenheimer Limited-Term Government Fund, Cl. I	75,340,143	334,112		(2,149)		(306,875)
Oppenheimer Main Street Mid Cap Fund, Cl. I	91,738,631	—		3,182,345		(6,499,593)
Oppenheimer Main Street Small Cap Fund, Cl. I	88,569,409	—		1,225,167		(3,226,552)
Oppenheimer Master Event-Linked Bond Fund, LLC	34,731,245	485,513	[a]	(69,751)[a]		(608,718)	[a]
Oppenheimer Master Inflation Protected Securities Fund, LLC	51,925,544	479,481	[b]	14,748	[b]	(515,550)	[b]
Oppenheimer Master Loan Fund, LLC	44,751,799	620,929	[c]	16,059	[c]	(241,852)	[c]
Oppenheimer Real Estate Fund, Cl. I	14,243,630	18,398		171,068		(466,984)
Oppenheimer Total Return Bond Fund, Cl. I	170,950,239	1,377,465		499,465		(4,175,657)
Oppenheimer Value Fund, Cl. I	530,867,308	2,207,906		20,727,396		(52,810,057)

Total	$2,524,916,646	$6,492,801		$73,269,993		$(200,397,725)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

4      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,393,508,058	$131,408,588	$—	$2,524,916,646

Total Assets	$2,393,508,058	$131,408,588	$—	$2,524,916,646

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a

5      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.22% of Master Loan, 9.24% of Master Event-Linked Bond and 30.40% of Master Inflation Protected Securities at period end.

6      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7      OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Domestic Equity Funds—44.5%
Oppenheimer Capital Appreciation Fund, Cl. I	2,520,377	$159,010,567
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,063,414	30,658,239
Oppenheimer Main Street Small Cap Fund, Cl. I	2,028,485	30,812,685
Oppenheimer Value Fund, Cl. I	4,893,004	184,319,449
		404,800,940
Foreign Equity Funds—55.5%
Oppenheimer Developing Markets Fund, Cl. I	1,784,096	77,929,312
Oppenheimer International Equity Fund, Cl. I	7,678,054	169,377,861
Oppenheimer International Growth Fund, Cl. I	4,512,930	197,124,779
Oppenheimer International Small-Mid Company Fund, Cl. I	1,202,334	61,258,907
		505,690,859
Total Investments, at Value (Cost $562,990,546)	100.0%	910,491,799
Net Other Assets (Liabilities)	0.0	330,291
Net Assets	100.0%	$910,822,090

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Capital Appreciation Fund, Cl. I	2,981,202	9,129	469,954	2,520,377
Oppenheimer Developing Markets Fund, Cl. I	1,337,978	485,253	39,135	1,784,096
Oppenheimer International Equity Fund, Cl. I	7,009,190	835,582	166,718	7,678,054
Oppenheimer International Growth Fund, Cl. I	4,059,673	552,081	98,824	4,512,930
Oppenheimer International Small-Mid Company Fund, Cl. I	1,424,623	4,108	226,397	1,202,334
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,318,341	3,802	258,729	1,063,414
Oppenheimer Main Street Small Cap Fund, Cl. I	2,096,673	17,080	85,268	2,028,485
Oppenheimer Value Fund, Cl. I	5,409,855	36,706	553,557	4,893,004

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$159,010,567	$—	$1,814,335	$ (14,629,173)
Oppenheimer Developing Markets Fund, Cl. I	77,929,312	—	(7,445)	(4,049,356)
Oppenheimer International Equity Fund, Cl. I	169,377,861	—	(13,598)	(9,639,389)
Oppenheimer International Growth Fund, Cl. I	197,124,779	—	(1,359)	(9,195,547)

1       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer International Small-Mid Company Fund, Cl. I	$61,258,907	$—	$4,862,336	$ (7,269,139)
Oppenheimer Main Street Mid Cap Fund, Cl. I	30,658,239	—	130,407	(1,172,880)
Oppenheimer Main Street Small Cap Fund, Cl. I	30,812,685	—	14,763	(692,323)
Oppenheimer Value Fund, Cl. I	184,319,449	743,039	4,434,801	(15,909,264)

Total	$910,491,799	$743,039	$11,234,240	$ (62,557,071)

2       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

3       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$910,491,799	$—	$—	$910,491,799

Total Assets	$910,491,799	$—	$—	$910,491,799

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and

4       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

3. Investments and Risks (Continued)

those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018